GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION - Schedule of Revenue and Long-lived Assets by Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Revenues from External Customers and Long-Lived Assets
Total revenue	$ 400,041	$ 350,632	$ 313,404
Total EMEA
Revenues from External Customers and Long-Lived Assets
Total revenue	356,868	315,900	283,743
Israel
Revenues from External Customers and Long-Lived Assets
Total revenue	279,132	242,932	215,312
Germany
Revenues from External Customers and Long-Lived Assets
Total revenue	57,962	53,966	53,480
Other
Revenues from External Customers and Long-Lived Assets
Total revenue	19,774	19,002	14,950
Total Americas
Revenues from External Customers and Long-Lived Assets
Total revenue	23,617	20,910	17,176
United States
Revenues from External Customers and Long-Lived Assets
Total revenue	15,168	14,237	10,029
Other
Revenues from External Customers and Long-Lived Assets
Total revenue	8,449	6,673	7,147
APAC
Revenues from External Customers and Long-Lived Assets
Total revenue	$ 19,556	$ 13,822	$ 12,486